Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 26.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 3.2%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	218,000	261,559
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	84,000	95,673
Total				357,232
Belgium 2.2%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	73,000	90,022
03/28/2035	5.000%	EUR	84,000	153,397
Total				243,419
Canada 1.0%
Canadian Government Bond
06/01/2030	1.250%	CAD	137,000	107,451
China 0.6%
China Government Bond
11/21/2029	3.130%	CNY	250,000	39,907
05/21/2030	2.680%	CNY	200,000	30,905
Total				70,812
France 3.5%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	59,025
05/25/2036	1.250%	EUR	80,000	100,971
05/25/2045	3.250%	EUR	34,000	59,728
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	80,000	90,212
11/25/2031	0.000%	EUR	80,000	89,316
Total				399,252
Italy 2.7%
Italy Buoni Poliennali Del Tesoro(c)
05/01/2031	6.000%	EUR	94,000	154,622
02/01/2037	4.000%	EUR	51,000	77,396
09/01/2046	3.250%	EUR	51,000	73,560
Total				305,578
Japan 5.6%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	21,000,000	183,372
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	6,000,000	51,811
06/20/2041	0.400%	JPY	10,000,000	85,849
09/20/2041	0.500%	JPY	12,500,000	109,156
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	9,000,000	76,680
06/20/2051	0.700%	JPY	8,000,000	69,848
09/20/2051	0.700%	JPY	6,600,000	57,535
Total				634,251
Netherlands 2.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	155,000	184,126
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	124,000	141,631
Total				325,757
Spain 3.9%
Spain Government Bond(c),(d)
01/31/2028	0.000%	EUR	90,000	101,749
Spain Government Bond(c)
04/30/2029	1.450%	EUR	46,000	57,032
04/30/2030	0.500%	EUR	66,000	76,162
07/30/2035	1.850%	EUR	78,000	100,178
07/30/2041	4.700%	EUR	15,000	28,022
Spain Government Bond
07/30/2032	5.750%	EUR	44,000	76,971
Total				440,114
United Kingdom 0.6%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	48,000	68,571
Total Foreign Government Obligations (Cost $3,008,332)				2,952,437

U.S. Treasury Obligations 59.2%

U.S. Treasury
07/31/2026	0.625%		335,000	325,866
09/30/2026	0.875%		1,040,000	1,021,962
10/31/2026	1.125%		735,000	730,464
11/30/2026	1.250%		200,000	199,984
03/31/2028	1.250%		251,000	248,863
06/30/2028	1.250%		243,000	240,589
09/30/2028	1.250%		750,000	741,445
10/31/2028	1.375%		540,000	537,975
11/30/2028	1.500%		825,000	828,480
05/15/2029	2.375%		128,000	136,480
08/15/2029	1.625%		129,000	130,895
02/15/2030	1.500%		123,000	123,653
08/15/2030	0.625%		196,000	182,831
02/15/2031	1.125%		132,000	128,123
08/15/2031	1.250%		550,000	537,883
Columbia Solutions Aggressive Portfolio | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2031	1.375%	565,000	557,938
Total U.S. Treasury Obligations (Cost $6,715,784)			6,673,431

Money Market Funds 29.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.085%(e),(f)	3,286,241	3,285,584
Total Money Market Funds (Cost $3,285,644)		3,285,584
Total Investments in Securities (Cost: $13,009,760)		12,911,452
Other Assets & Liabilities, Net		(1,637,655)
Net Assets		11,273,797
At December 31, 2021, securities and/or cash totaling $718,540 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
255,000 CHF	276,764 USD	Citi	01/12/2022	—	(3,145)
256,000 CNY	39,913 USD	Citi	01/12/2022	—	(253)
2,784,043 EUR	3,153,776 USD	Citi	01/12/2022	—	(16,384)
227,000 HKD	29,151 USD	Citi	01/12/2022	39	—
333,000 HKD	42,702 USD	Citi	01/12/2022	—	(5)
111,992,000 IDR	7,846 USD	Citi	01/12/2022	—	(15)
5,389,000 MXN	257,939 USD	Citi	01/12/2022	—	(4,888)
1,011,000 PLN	246,257 USD	Citi	01/12/2022	—	(4,525)
862,000 SEK	96,335 USD	Citi	01/12/2022	935	—
84,000 SEK	9,238 USD	Citi	01/12/2022	—	(59)
195,307 USD	178,000 CHF	Citi	01/12/2022	81	—
784,137 USD	689,000 EUR	Citi	01/12/2022	420	—
50,285 USD	392,000 HKD	Citi	01/12/2022	—	(12)
249,327 USD	5,389,000 MXN	Citi	01/12/2022	13,501	—
245,747 USD	1,011,000 PLN	Citi	01/12/2022	5,035	—
73,208 USD	661,000 SEK	Citi	01/12/2022	—	(53)
60,000 NOK	6,875 USD	Goldman Sachs International	01/12/2022	62	—
89,000 NOK	9,834 USD	Goldman Sachs International	01/12/2022	—	(271)
11,593 USD	102,000 NOK	Goldman Sachs International	01/12/2022	—	(13)
137,456,000 JPY	1,205,957 USD	HSBC	01/12/2022	10,921	—
12,569,000 JPY	109,168 USD	HSBC	01/12/2022	—	(106)
36,000 SGD	26,440 USD	HSBC	01/12/2022	—	(273)
440,925 USD	50,734,000 JPY	HSBC	01/12/2022	153	—
71,454 USD	8,072,000 JPY	HSBC	01/12/2022	—	(1,276)
18,549 USD	25,000 SGD	HSBC	01/12/2022	1	—
61,000 ZAR	3,905 USD	HSBC	01/12/2022	81	—
216,000 CNY	33,695 USD	Standard Chartered	01/12/2022	—	(195)
106,000 AUD	77,591 USD	UBS	01/12/2022	469	—
161,000 AUD	114,724 USD	UBS	01/12/2022	—	(2,415)
77,000 CAD	61,406 USD	UBS	01/12/2022	535	—
2	Columbia Solutions Aggressive Portfolio | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
63,000 CAD	49,345 USD	UBS	01/12/2022	—	(459)
456,000 DKK	69,652 USD	UBS	01/12/2022	—	(170)
355,000 GBP	474,501 USD	UBS	01/12/2022	—	(5,999)
133,126 USD	183,000 AUD	UBS	01/12/2022	19	—
47,754 USD	312,000 DKK	UBS	01/12/2022	19	—
282,726 USD	209,000 GBP	UBS	01/12/2022	161	—
Total				32,432	(40,516)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	03/2022	JPY	30,322,000	—	(1,160)
Euro-Bobl	3	03/2022	EUR	399,720	—	(2,285)
Euro-BTP	1	03/2022	EUR	147,010	—	(2,228)
Euro-Bund	1	03/2022	EUR	171,370	—	(2,288)
Euro-OAT	1	03/2022	EUR	163,150	—	(2,263)
Long Gilt	3	03/2022	GBP	374,700	—	(201)
MSCI EAFE Index	7	03/2022	USD	812,630	24,985	—
MSCI Emerging Markets Index	11	03/2022	USD	674,465	5,878	—
Russell 2000 Index E-mini	3	03/2022	USD	336,420	9,935	—
S&P 500 Index E-mini	7	03/2022	USD	1,665,475	34,808	—
S&P/TSX 60 Index	1	03/2022	CAD	256,180	4,908	—
Short Term Euro-BTP	1	03/2022	EUR	112,910	—	(547)
U.S. Treasury 5-Year Note	6	03/2022	USD	725,859	—	(419)
Total					80,514	(11,391)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	900,000	(304)	—	—	—	(304)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	2.931	USD	1,178,000	1,688	—	—	1,688	—
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.494	USD	390,000	1,572	—	—	1,572	—
Total								3,260	—	—	3,260	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.050%)
Columbia Solutions Aggressive Portfolio | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $2,062,952, which represents 18.30% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.085%
	3,521,256	18,673,093	(18,908,493)	(272)	3,285,584	(26)	1,799	3,286,241
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Aggressive Portfolio | Third Quarter Report 2021

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